Line of Credit and Debt (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term debt, gross	$ 1,660,000	$ 1,479,000	$ 1,646,000
Less debt discount & issuance costs (Cherokee Financial, LLC Loan)	0	(17,000)	(111,000)
Total debt, net	1,660,000	1,462,000	1,535,000
Current portion	1,660,000	354,000	739,000
Long-term portion, net of current portion	0	1,125,000	796,000
Loan and Security Agreement with Cherokee Financial, LLC
Long-term debt, gross	900,000	900,000	975,000
Crestmark Line of Credit
Long-term debt, gross	208,000	337,000	502,000
Crestmark Equipment Term Loan
Long-term debt, gross	0	7,000	150,000
2019 Term Loan with Cherokee Financial, LLC
Long-term debt, gross	220,000	200,000	19,000
July 2019 Term Loan with Chaim Davis, et al
Long-term debt, gross	0	10,000	0
December 2019 Convertible Note
Long-term debt, gross	0	25,000	0
April 2020 PPP Loan with Crestmark
Long-term debt, gross	$ 332,000	$ 0	$ 0